Labor and social obligations (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Compensation of employees	R$ 56,581	R$ 35,857	R$ 22,185
Social obligations liabilities	R$ 2,660	8,988	7,177
Restricted Stock Units 1 [Member]
IfrsStatementLineItems [Line Items]
Proportion percentage	20.00%
Restricted Stock Units 2 [Member]
IfrsStatementLineItems [Line Items]
Proportion percentage	30.00%
Restricted Stock Units 3 [Member]
IfrsStatementLineItems [Line Items]
Proportion percentage	40.00%
Share Based Compensation Plans [Member]
IfrsStatementLineItems [Line Items]
Share-based compensation expense	R$ 4,809	17,394	20,850
Restricted Stock Units [Member]
IfrsStatementLineItems [Line Items]
Share-based compensation expense	R$ 10,509	R$ 15,030	R$ 10,685
Proportion percentage	10.00%